UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2021 to October 18, 2021

Commission File Number of issuing entity:  333-165147-09

Central Index Key Number of issuing entity:  0001579306

J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001660492

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001567746

Redwood Commercial Mortgage Corporation
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3913683
38-3913684
38-7103161
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
B			X
C			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant’s Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 27, 2021 (SEC Accession No. 0001056404-21-013083) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D to reflect loan-level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. The Monthly Distribution Report filed with the Original 10-D is replaced and superseded in its entirety with the corrected Monthly Distribution Report attached to this Form 10-D/A as Exhibit 99.1. The corrected information does not change the amount distributed to any Class of Certificates.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2021 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2021 to October 18, 2021. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 16, 2021. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 11, 2021. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation) filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2021. The CIK number for GE Capital US Holdings, Inc. is 0001660492.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 25, 2021. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Americold Cold Storage Portfolio Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on July 11, 2013 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $43,752,000.00 for the period January 1, 2021 through June 30, 2021.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13, relating to the October 18, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: December 30, 2021